Lease Liability	12 Months Ended
Dec. 31, 2020
Lease liabilities [Abstract]
LEASE LIABILITY
17	LEASE LIABILITY

During 2013, the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2019: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.

During the year, the Group entered into another land lease agreement in respect of its phase 3 project with the Fujairah Oil Industry Zone for a period of 30 years, extendable for another 30 years. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 13% (2019:nil) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis and there is an initial rent free period of 18 months from the contract date.

Changes in the lease liability are as follows:

	2020	2019
	USD	USD

At 1 January	30,779,137	30,221,425
Additions	55,565,863
Interest charge	3,525,981	2,871,035
Amount paid during the year	(786,416)	(2,313,323)

At 31 December	89,084,565	30,779,137

The lease liability is classified in the consolidated statement of financial position as follows:

	2020	2019
	USD	USD

Current	9,795,058	2,154,878
Non-current	79,289,507	28,624,259

	89,084,565	30,779,137

The maturity of the lease liability is as follows:

	Lease payments		Present value of minimum lease payments
	2020	2019	2020	2019
	USD	USD	USD	USD

Not later than one year	10,708,720	2,359,590	9,795,058	2,154,877
Later than one year and not later than five years	35,875,520	9,919,810	24,285,120	7,241,240
Later than five years	858,043,425	213,469,800	55,004,387	21,383,020

	904,627,665	225,749,200	89,084,565	30,779,137
Finance costs	(815,543,100)	(194,970,063)	-	-

Present value of minimum lease payments	89,084,565	30,779,137	89,084,565	30,779,137

Additional information relating to the right-of-use asset and Group’s lease is provided in note 9 to the consolidated financial statements.

Please refer to note 2.5 that explains significant management judgment exercised with respect to a new lease agreement entered into during the year.